Document And Entity Information	Dec. 19, 2023
Document Information [Line Items]
Entity, Registrant Name	Panbela Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 19, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39468
Entity, Tax Identification Number	87-0543922
Entity, Address, Address Line One	712 Vista Blvd #305
Entity, Address, City or Town	Waconia
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PBLA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029125